ENTITY-WIDE DISCLOSURES ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Jan. 02, 2022
Entity-wide disclosures [Abstract]
Disclosure of geographical areas
Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	January 2, 2022	January 3, 2021

United States	$602,120	$431,403
Canada	69,939	95,585
Honduras	346,256	323,617
Caribbean	486,876	448,278
Asia-Pacific	129,926	114,785
Other	32,848	39,114
	$1,667,965	$1,452,782

Disclosure of major customers
Customers accounting for at least 10% of total net sales for the fiscal years ended January 2, 2022 and January 3, 2021 were as follows:

	2021	2020

Customer A	15.9%	12.3%
Customer B	13.9%	13.1%
Customer C	7.9%	10.4%